Related Party Balances and Transactions	12 Months Ended
Jul. 31, 2017
Related Party Balances And Transactions - Disclosure Of Information About Outstanding Balances Details
Related Party Balances and Transactions

8.	Related Party Balances and Transactions

(a)	Transactions with Key Management Personnel

Key management personnel are those persons that have the authority and responsibility for planning, directing and controlling the activities of the Company, directly and indirectly, and by definition include the directors of the Company.

The Company compensated key management personnel as follows:

	Year ended July 31
	2017	2016	2015
Short-term employee benefits, including salaries and directors fees	$39,000	$94,000	$160,000

Short-term employee benefits include salaries, director’s fees and amounts paid to HDSI (note 8(b)) for services provided to the Company by certain HDSI personnel who serve as directors or officers of the Company.

(b)	Entities with Significant Influence over the Company

The Company’s management believes that Hunter Dickinson Services Inc. (“HDSI”), a private entity, has the power to participate in the financial or operating policies of the Company. Scott Cousens, Robert Dickinson, and Ronald Thiessen, are directors of both the Company and HDSI. Michael Lee and Trevor Thomas are officers of the Company and are employees of HDSI.

Pursuant to a management agreement between the Company and HDSI, dated July 2, 2010, the Company receives geological, engineering, corporate development, administrative, management and shareholder communication services from HDSI. These services are provided based on annually set rates. HDSI also incurs third party costs on behalf of the Company on a full-cost recovery basis.

Transactions with HDSI parties were as follows:

	Year ended July 31
	2017	2016	2015
HDSI: Services received based on management services agreement	$88,000	$171,000	$252,000
HDSI: Reimbursement of third party expenses paid	35,000	42,000	70,000

Outstanding balances were as follows:

	July 31, 2017	July 31, 2016
Balance payable to HDSI	$3,297,165	$3,178,443

In January 2016, the Company and HDSI reached an agreement whereby HDSI agreed to forgive the balance due to HDSI in the net amount of $3,086,089 if the Company completes the following:

●	make a cash payment of $180,207 to HDSI; and
●	issue 6 million shares to HDSI.

Completion of the settlement agreement with HDSI has been deferred and will occur at a mutually agreed date.